                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6736

                   Van Kampen Advantage Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)         DESCRIPTION                                                COUPON         MATURITY              VALUE
              MUNICIPAL BONDS   161.6%
              ALABAMA   4.1%
$      1,000  Alabama Bldg Renovation Fin Auth Rev Rfdg
              (AMBAC Insd)                                                5.625%        09/01/24            $ 1,099,640
       1,310  Auburn, AL Cap Impt Sch Wt (AMBAC Insd) (a)
              (b)                                                         5.000         08/01/25              1,393,237
       3,200  Auburn, AL Cap Impt Sch Wt (AMBAC Insd) (b)                 5.000         08/01/30              3,381,920
       1,550  Birmingham, AL Arpt Auth Arpt Rev Rfdg (AMT)
              (AMBAC Insd) (a)                                            5.500         07/01/14              1,641,341
       2,250  Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                   5.250         01/01/23              2,402,887
       1,000  Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                   5.000         01/01/24              1,046,110
       2,000  Montgomery, AL Wt (AMBAC Insd)                              5.250         05/01/20              2,184,380
                                                                                                       -----------------
                                                                                                             13,149,515
                                                                                                       -----------------

              ALASKA    0.3%
       1,000  Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC
              Insd)                                                       5.250         12/01/41              1,063,670
                                                                                                       -----------------

              ARIZONA    3.5%
       1,425  Arizona Cap Fac Fin Corp Student Hsg Rev AZ
              St Univ Proj                                                6.250         09/01/32              1,522,057
       2,500  Arizona Sch Fac Brd Rev St Sch Impt
              (Prerefunded @ 07/01/11)                                    5.500         07/01/17              2,767,400
       2,900  Arizona Tourism & Sports Auth Multi Purp
              Stad Fac Ser A (MBIA Insd)                                  5.375         07/01/22              3,201,513
       2,875  Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien
              (AMT) (FGIC Insd)                                           5.375         07/01/29              2,926,750
         720  Pima Cnty, AZ Indl Dev Auth Indl Rev Lease
              Oblig Irvington Proj Tucson Ser A Rfdg (FSA
              Insd)                                                       7.250         07/15/10                744,120
                                                                                                       -----------------
                                                                                                             11,161,840
                                                                                                       -----------------

              CALIFORNIA    17.0%
       2,630  Anaheim, CA Pub Fin Auth Lease Rev Cap
              Apprec Sub Pub Impt Proj C (FSA Insd)                         *           09/01/20              1,343,798
       2,400  Bay Area Govt Assn CA Rev Tax Alloc CA Redev
              Pool Ser A (XLCA Insd)                                      5.250         09/01/29              2,570,880
       2,500  California Ed Fac Auth Rev Pomona College
              Ser A                                                       5.000         07/01/45              2,631,800
       1,000  California Pollutn Ctl Fin Auth Solid Waste
              Disp Rev Waste Mgmt Inc Proj Ser B                          5.000         07/01/27                989,450
       4,500  California St (AMBAC Insd)                                  5.125         10/01/27              4,702,815
       5,770  California St                                               5.000         02/01/33              6,003,050
       5,500  California St Dept Wtr Res Pwr Ser A (AMBAC
              Insd)                                                       5.500         05/01/16              6,138,330
       2,000  California St Dept Wtr Res Pwr Ser A                        5.750         05/01/17              2,222,460
       5,000  California Statewide Cmntys Dev Auth Rev
              Daughters of Charity Hlth Ser A                             5.250         07/01/30              5,260,450
       5,000  Foothill/Eastern Corridor Agy CA Toll Rd Rev
              Cap Apprec Rfdg                                               *           01/15/25              1,626,700
       1,750  Golden St Tob Securitization Corp CA
              Tob Settlement Rev Enhanced Asset Bkd
              Ser A (b)                                                   5.000         06/01/45              1,798,370
       3,185  Imperial Irr Dist CA Rev Elec Sys Proj (FSA
              Insd) (a)                                                   5.250         11/01/18              3,465,885
       1,600  Long Beach, CA Bd Fin Auth Rev Redev Hsg &
              Gas Util Fin Ser A1 (AMBAC Insd)                            5.000         08/01/40              1,659,184
       3,000  Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)               5.250         07/01/19              3,316,680
       7,500  San Jose, CA Fin Auth Lease Rev Civic Ctr
              Proj Ser B (AMBAC Insd)                                     5.000         06/01/32              7,785,750
       1,500  San Marcos, CA Pub Fac Auth Tax Alloc Rev
              Proj Areas No. 2 & 3 Fin Proj Ser C (AMBAC
              Insd)                                                       5.000         08/01/38              1,582,530
       1,600  Turlock, CA Hlth Fac Rev Ctf Partn Emanuel
              Med Ctr Inc                                                 5.375         10/15/34              1,662,640
                                                                                                       -----------------
                                                                                                             54,760,772
                                                                                                       -----------------

              COLORADO    2.3%
       3,000  Colorado Hlth Fac Auth Rev Catholic Hlth
              Initiatives Ser A (Escrowed to Maturity)                    5.500         03/01/32              3,317,250
       2,000  La Plata Cnty, CO Sch Dist 9 (Prerefunded @
              11/01/12) (MBIA Insd) (a)                                   5.250         11/01/19              2,194,900
       1,740  Weld & Adams Cntys, CO Sch Dist No. 003 (FSA
              Insd) (a)                                                   5.000         12/15/23              1,860,130
                                                                                                       -----------------
                                                                                                              7,372,280
                                                                                                       -----------------

              CONNECTICUT    2.1%

       2,040  Bridgeport, CT Ser A (MBIA Insd) (a)                        5.250         08/15/21              2,226,232
       3,250  Connecticut St Spl Oblig Pkg Rev Bradley
              Intl Arpt Ser A (AMT) (ACA Insd)                            6.600         07/01/24              3,515,102
       1,000  Hartford, CT Pkg Sys Rev Ser A (Prerefunded
              @ 07/01/10)                                                 6.400         07/01/20              1,134,160
                                                                                                       -----------------
                                                                                                              6,875,494
                                                                                                       -----------------

              DISTRICT OF COLUMBIA    2.1%
       2,500  District Columbia Rev Gonzaga College (FSA
              Insd)                                                       5.250         07/01/32              2,666,400
       3,850  Metropolitan Washington DC Arpt Auth Sys Ser
              A (AMT) (FGIC Insd)                                         5.250         10/01/32              4,032,297
                                                                                                       -----------------
                                                                                                              6,698,697
                                                                                                       -----------------

              FLORIDA    0.9%
         230  Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
              Insd)                                                       5.950         07/01/20                232,072
       2,500  Miami-Dade Cnty, FL Aviation Rev Miami Intl
              Arpt (AMT) (FGIC Insd)                                      5.375         10/01/32              2,645,075
                                                                                                       -----------------
                                                                                                              2,877,147
                                                                                                       -----------------

              GEORGIA    4.5%
       1,000  Atlanta, GA Arpt Rev Ser B (AMT) (FGIC Insd)                5.625         01/01/30              1,060,800
       2,000  Atlanta, GA Wtr & Wastewtr Rev (FSA Insd)                   5.000         11/01/20              2,138,140
       3,770  Monroe Cnty, GA Dev Auth Pollutn Ctl Rev
              Oglethorpe Pwr Corp Scherer Ser A                           6.800         01/01/12              4,410,184
       2,895  Municipal Elec Auth GA Combustion Turbine
              Proj Ser A (MBIA Insd)                                      5.250         11/01/19              3,026,028
       2,500  Municipal Elec Auth GA Combustion Turbine
              Proj Ser A (MBIA Insd)                                      5.250         11/01/21              2,724,525
         105  Municipal Elec Auth GA Combustion Turbine
              Proj Ser A (Prerefunded @ 11/01/07) (MBIA
              Insd)                                                       5.250         11/01/19                110,363
       1,000  Oconee Cnty, GA Indl Dev Auth Rev Oiit Proj
              (XLCA Insd)                                                 5.250         07/01/25              1,068,370
                                                                                                       -----------------
                                                                                                             14,538,410
                                                                                                       -----------------

              ILLINOIS    14.9%
       3,750  Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)                  *           01/01/30              1,006,837
       3,150  Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
              Third Lien Ser A Rfdg (AMT) (MBIA Insd)                     5.375         01/01/32              3,311,815
       1,895  Chicago, IL Pk Dist Hbr Fac Rev (Prerefunded
              @ 01/01/11)                                                 5.875         01/01/16              2,127,895
       2,500  Chicago, IL Pk Dist Ser C (FGIC Insd)                       5.500         01/01/19              2,744,950
       4,500  Cook Cnty, IL Cap Impt Ser A (FGIC Insd)                    5.000         11/15/23              4,758,750
       1,620  Cook Cnty, IL Cmnty High Sch Dist No. 219
              Niles Twp (FSA Insd)                                          *           12/01/11              1,269,529
       2,260  Cook Cnty, IL Cmnty High Sch Dist No. 219
              Niles Twp (FSA Insd)                                          *           12/01/12              1,687,904
       2,235  Cook Cnty, IL Cmnty High Sch Dist No. 219
              Niles Twp (FSA Insd)                                          *           12/01/13              1,588,482
       3,000  Illinois Fin Auth Rev Northwestern Mem Hosp
              Ser A                                                       5.500         08/15/43              3,235,380
       1,925  Kendall, Kane & Will Cntys, IL Cmnty Unit
              Sch Dist No. 308 Ser B (FGIC Insd)                          5.250         10/01/21              2,096,171
       2,135  Mc Henry Cnty, IL Cmnty High Sch Dist No.
              154 Cap Apprec (FGIC Insd) (a)                                *           01/01/14              1,503,168
       1,440  Mc Henry Cnty, IL Cmnty High Sch Dist No.
              154 Cap Apprec (FGIC Insd)                                    *           01/01/17                870,062
       1,250  Metropolitan Pier & Expo Auth IL Dedicated
              St Tax Rev McCormick Pl Expn Proj (FGIC Insd)               5.375         12/15/18              1,357,438
       1,000  Metropolitan Pier & Expo Auth IL Dedicated
              St Tax Rev McCormick Pl Expn Proj Rfdg (FGIC
              Insd)                                                       5.500         12/15/24              1,087,800
       6,000  Metropolitan Pier & Expo Auth IL Dedicated
              St Tax Rev McCormick Pl Expn Ser A (MBIA
              Insd)                                                       5.250         06/15/42              6,374,280
       5,000  Regional Tran Auth IL Ser B (AMBAC Insd)                    8.000         06/01/17              6,833,950
       5,000  University IL Univ Rev Auxiliary Fas Ser A
              Rfdg (AMBAC Insd)                                           5.000         04/01/30              5,165,300
       1,150  Will Cnty, IL Cmnty Sch Dist 365U Vly View
              Ser B (FSA Insd)                                              *           11/01/15                745,614
                                                                                                       -----------------
                                                                                                             47,765,325
                                                                                                       -----------------

              INDIANA    3.4%
       1,000  Allen Cnty, IN Juvenile Justice Ctr First
              Mtg (AMBAC Insd)                                            5.500         01/01/18              1,105,400
       4,120  Indiana Hlth Fac Fin Auth Hosp Rev Cmnty
              Proj Ser A (AMBAC Insd)                                     5.000         05/01/35              4,324,105
       2,000  Indiana Hlth Fac Fin Auth Hosp Rev Columbus
              Regl Hosp Rfdg (FSA Insd)                                   7.000         08/15/15              2,406,900
       1,500  Indiana St Dev Fin Auth Rev Exempt Fac Conv
              Rfdg (AMT)                                                  5.950         08/01/30              1,547,640
       1,220  North Adams, IN Cmnty Sch Cap Apprec First
              Mtg (FSA Insd) (a)                                            *           07/15/16                757,144
       1,230  North Adams, IN Cmnty Sch Cap Apprec First
              Mtg (FSA Insd) (a)                                            *           01/15/17                742,736
                                                                                                       -----------------
                                                                                                             10,883,925
                                                                                                       -----------------

              LOUISIANA    2.0%

       2,500  Lafayette, LA Utils Rev (MBIA Insd)                         5.250         11/01/23              2,730,500
         300  Louisiana Hsg Fin Agy Mtg Rev Single Family
              Access Pgm Ser B (AMT) (GNMA Collateralized)                8.000         03/01/25                301,800
       3,000  Louisiana St Energy & Pwr Auth Pwr Proj Rev
              Rfdg (FSA Insd)                                             5.750         01/01/12              3,376,860
                                                                                                       -----------------
                                                                                                              6,409,160
                                                                                                       -----------------

              MARYLAND    1.8%
       1,000  Maryland St Econ Dev Corp Univ MD College Pk
              Proj                                                        5.625         06/01/35              1,036,900
       1,000  Maryland St Hlth & Higher Ed Fac Auth Rev
              Medstar Hlth Rfdg                                           5.375         08/15/24              1,046,990
       1,200  Maryland St Hlth & Higher Ed Fac Auth Rev
              Union Hosp Cecil Cnty Issue                                 5.000         07/01/40              1,226,232
       2,360  Northeast, MD Waste Disp Auth Rfdg (AMT)
              (AMBAC Insd)                                                5.500         04/01/16              2,568,176
                                                                                                       -----------------
                                                                                                              5,878,298
                                                                                                       -----------------

              MASSACHUSETTS    4.9%
       3,955  Massachusetts Bay Trans Auth Gen Trans Sys
              Ser A Rfdg                                                  5.500         03/01/12              4,337,488
       2,500  Massachusetts St Dev Fin Agy Rev Boston Univ
              Ser T-1 (AMBAC Insd)                                        5.000         10/01/39              2,624,525
       2,400  Massachusetts St Dev Fin Agy Rev Clg
              Pharmacy & Allied Hlth Ser D                                5.000         07/01/35              2,489,256
       1,000  Massachusetts St Hlth & Ed Fac Auth Rev
              Saint Mem Med Ctr Ser A                                     6.000         10/01/23              1,001,830
       5,000  Massachusetts St Sch Bldg Auth Sales Tax Rev
              Ser A (FSA Insd) (b)                                        5.000         08/15/21              5,373,750
                                                                                                       -----------------
                                                                                                             15,826,849
                                                                                                       -----------------

              MICHIGAN    0.5%
       1,500  Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser A               6.250         07/01/40              1,658,925
                                                                                                       -----------------

              MINNESOTA    1.3%
       3,875  Saint Paul, MN Port Auth Lease Rev Office
              Bldg at Cedar Str (a)                                       5.250         12/01/19              4,284,820
                                                                                                       -----------------

              MISSISSIPPI    1.0%
       2,000  Mississippi Bus Fin Corp MS Pollutn Ctl Rev
              Sys Energy Res Inc Proj                                     5.875         04/01/22              2,030,020
       1,000  Mississippi Bus Fin Corp MS Pollutn Ctl Rev
              Sys Energy Res Inc Proj Rfdg                                5.900         05/01/22              1,015,160
                                                                                                       -----------------
                                                                                                              3,045,180
                                                                                                       -----------------

              MISSOURI    0.9%
       1,345  Kansas City, MO Met Cmnty Colleges Bldg Corp
              Rev Leasehold Jr College Impt & Rfdg (FGIC
              Insd)                                                       5.500         07/01/17              1,481,289
       1,210  Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A
              (MBIA Insd)                                                 5.375         07/01/18              1,324,623
                                                                                                       -----------------
                                                                                                              2,805,912
                                                                                                       -----------------

              NEBRASKA    0.8%
       2,500  Nebraska Pub Pwr Dist Gen Ser A (AMBAC Insd)                5.000         01/01/35              2,618,925
                                                                                                       -----------------

              NEVADA    3.4%
       7,500  Clark Cnty, NV Arpt Rev Sub Lien Ser A-2
              (FGIC Insd)                                                 5.000         07/01/36              7,814,775
       3,000  Clark Cnty, NV Indl Dev Rev Southwest Gas
              Corp Proj Ser A (AMT) (AMBAC Insd)                          5.250         07/01/34              3,163,950
                                                                                                       -----------------
                                                                                                             10,978,725
                                                                                                       -----------------

              NEW HAMPSHIRE    1.2%
       1,155  New Hampshire Hlth & Ed Fac Auth Rev
              Derryfield Sch                                              7.000         07/01/30              1,233,794
       1,470  New Hampshire Hlth & Ed Fac Auth Rev
              Southern NH Univ (ACA Insd)                                 5.000         01/01/36              1,500,958
       1,000  New Hampshire St Bus Fin Auth Wtr Fac Rev
              Pennichuck Wtrwks Inc (AMT) (AMBAC Insd)                    6.300         05/01/22              1,070,850
                                                                                                       -----------------
                                                                                                              3,805,602
                                                                                                       -----------------

              NEW JERSEY    10.9%
       2,700  New Jersey Econ Dev Auth Rev Cigarette Tax                  5.750         06/15/29              2,896,587
       3,000  New Jersey Econ Dev Auth Rev Motor Vehicle
              Sur Rev Ser A (MBIA Insd)                                   5.000         07/01/23              3,194,190
      10,000  New Jersey Econ Dev Auth St Contract Econ
              Recovery (MBIA Insd)                                        5.900         03/15/21             12,042,000
       8,000  New Jersey Econ Dev Auth Wtr Fac Rev NJ Amer
              Wtr Co Inc Proj Ser A (AMT) (FGIC Insd)                     6.875         11/01/34              8,186,400
       5,000  New Jersey St Ed Fac Auth Higher Ed Cap Impt
              Ser A (AMBAC Insd)                                          5.250         09/01/21              5,440,200
       3,110  Newark, NJ Hsg Auth Port Auth Newark Marine
              Terminal (MBIA Insd)                                        5.250         01/01/20              3,382,063
                                                                                                       -----------------
                                                                                                             35,141,440
                                                                                                       -----------------

              NEW MEXICO    1.1%
       2,020  University NM Univ Rev Sub Lien Ser A Rfdg
              (a)                                                         5.250         06/01/20              2,192,306
       1,125  University NM Univ Rev Sub Lien Ser A Rfdg                  5.250         06/01/21              1,220,963
                                                                                                       -----------------
                                                                                                              3,413,269
                                                                                                       -----------------

              NEW YORK    17.8%
         170  Broome Cnty, NY Ctf Partn (MBIA Insd)                       5.250         04/01/15                172,047
       1,300  New York City Indl Dev Civic YMCA Gtr NY Proj               5.800         08/01/16              1,369,667
       6,000  New York City Muni Wtr Fin Auth Wtr & Swr
              Sys Rev Ser D                                               5.000         06/15/39              6,295,920
       3,500  New York City Ser E (FSA Insd)                              5.000         11/01/20              3,750,110
       2,225  New York City Ser F                                         6.000         08/01/11              2,322,900
       2,500  New York City Ser H                                         5.750         03/15/12              2,769,975
       5,000  New York City Transitional Fin Auth Rev
              Future Tax Secd Ser A Rfdg (c)                       5.500/14.000         11/01/26              5,514,050
       2,525  New York St Dorm Auth Lease Rev Muni Hlth
              Fac Impt Pgm Ser A (FSA Insd)                               5.500         05/15/25              2,674,480
       1,625  New York St Dorm Auth Lease Rev St Univ Dorm
              Fac Ser A (Prerefunded @ 07/01/10)                          6.000         07/01/14              1,845,740
       1,135  New York St Dorm Auth Rev City Univ Secd Ser
              B (Escrowed to Maturity)                                    5.375         07/01/07              1,189,185
       3,915  New York St Dorm Auth Rev City Univ Secd Ser
              B (a)                                                       5.375         07/01/07              4,078,725
       3,100  New York St Dorm Auth Rev City Univ Sys Cons
              Ser A                                                       5.625         07/01/16              3,533,287
       2,600  New York St Dorm Auth Rev Cons City Univ Sys
              Second Gen Ser A                                            5.750         07/01/13              2,914,106
       3,650  New York St Dorm Auth Rev FHA Montefiore
              Hosp (FGIC Insd)                                            5.000         08/01/33              3,828,741
       2,535  New York St Dorm Auth Rev Mental Hlth Ser B                 5.750         08/15/11              2,674,932
          15  New York St Dorm Auth Rev Mental Hlth Ser B
              (Prerefunded @ 02/15/07)                                    5.750         08/15/11                 15,947
         110  New York St Dorm Auth Rev Mental Hlth Ser D
              (FSA Insd) (a)                                              5.875         02/15/14                122,047
       1,095  New York St Dorm Auth Rev Ser B                             7.500         05/15/11              1,255,111
         650  New York St Dorm Auth Rev Ser B (Prerefunded
              @ 05/15/09)                                                 7.500         05/15/11                760,962
       5,000  New York St Dorm Auth Rev St Univ Ed Fac Ser
              A                                                           5.500         05/15/08              5,306,900
       1,260  New York St Mtg Agy Rev Homeowner Mtg Ser 82
              (AMT)                                                       5.650         04/01/30              1,290,971
       2,160  New York St Twy Auth Svc Contract Rev Loc
              Hwy & Brdg                                                  5.500         04/01/16              2,399,350
       1,150  Westchester Tob Asset Securitization
              Corp NY                                                     5.125         06/01/38              1,165,721
                                                                                                       -----------------
                                                                                                             57,250,874
                                                                                                       -----------------

              NORTH CAROLINA    5.2%
      11,000  North Carolina Muni Pwr Agy No 1 Catawba
              Elec Rev Rfdg (MBIA Insd)                                   6.000         01/01/12             12,511,510
       4,000  North Carolina Muni Pwr Agy Ser A (MBIA Insd)               5.250         01/01/19              4,355,720
                                                                                                       -----------------
                                                                                                             16,867,230
                                                                                                       -----------------

              NORTH DAKOTA    0.3%
         995  North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm
              Home Mtg Fin Ser B (AMT) (MBIA Insd)                        5.500         07/01/29              1,008,204
                                                                                                       -----------------

              OHIO    3.6%
       2,335  Cleveland, OH Muni Sch Dist (FSA Insd)                      5.250         12/01/18              2,562,242
       1,000  Cleveland, OH Muni Sch Dist (FSA Insd)                      5.250         12/01/24              1,086,420
       1,000  Cleveland-Cuyahoga Cnty, OH Port Auth Rev
              Student Hsg Euclid Ave Fenn Proj (AMBAC Insd)               5.000         08/01/28              1,056,430
       1,000  Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
              Proj                                                        7.500         01/01/30              1,128,260
       2,000  Lorain Cnty, OH Hosp Rev Catholic Hlthcare                  5.375         10/01/30              2,094,260
       2,450  Lorain Cnty, OH Hosp Rev Catholic Hlthcare
              Ser A Impt & Rfdg                                           5.250         10/01/33              2,552,410
       1,000  Marion Cnty, OH Hosp Rev Cmnty Hosp Impt &
              Rfdg (Prerefunded @ 05/15/06)                               6.375         05/15/11              1,046,670
                                                                                                       -----------------
                                                                                                             11,526,692
                                                                                                       -----------------

              OKLAHOMA    4.8%
       3,410  Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)
              (a)                                                         5.250         07/01/24              3,725,527
       1,475  Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)                5.250         07/01/33              1,604,549
       1,100  Oklahoma City, OK Indl & Cultural Fac Tr Rev
              Dist Heating & Cooling Trigen (AMT) (LOC:
              Societe Generale)                                           6.750         09/15/17              1,103,498
       1,250  Oklahoma City, OK Pub Ppty Auth Hotel Tax
              Rev (FGIC Insd)                                             5.250         10/01/29              1,359,288
       1,065  Oklahoma Dev Fin Auth Lease Rev OK Council
              Law Enforcement (MBIA Insd) (a)                             5.500         06/01/17              1,182,896
       1,120  Oklahoma Dev Fin Auth Lease Rev OK Council
              Law Enforcement (MBIA Insd) (a)                             5.500         06/01/18              1,242,550
       1,185  Oklahoma Dev Fin Auth Lease Rev OK Council
              Law Enforcement (MBIA Insd) (a)                             5.500         06/01/19              1,314,663

       2,385  Sallisaw, OK Muni Auth Util Sys Rev (XLCA
              Insd)                                                       5.000         01/01/35              2,500,458
       1,250  Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
              (AMBAC Insd)                                                6.250         11/01/22              1,410,025
                                                                                                       -----------------
                                                                                                             15,443,454
                                                                                                       -----------------

              OREGON    3.9%
       2,500  Oregon Hlth Sciences Univ Insd Ser A (MBIA
              Insd)                                                       5.250         07/01/22              2,725,700
       5,000  Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                 5.250         11/01/18              5,445,200
       4,000  Portland, OR Swr Sys Rev Ser A (Prerefunded
              @ 08/01/10) (FGIC Insd)                                     5.750         08/01/18              4,450,320
                                                                                                       -----------------
                                                                                                             12,621,220
                                                                                                       -----------------

              PENNSYLVANIA    6.5%
       2,650  Central Dauphin, PA Sch Dist (FSA Insd)                     5.000         12/01/19              2,844,510
       2,210  Chartiers Vly, PA Sch Dist Ser A (FSA
              Insd) (a)                                                   5.250         10/15/19              2,429,011
         700  Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC
              Insd)                                                         *           03/15/14                492,282
       1,830  Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC
              Insd) (a)                                                     *           09/15/14              1,258,509
       2,750  Hempfield, PA Area Sch Dist Westmoreland
              Cnty Ser A (FGIC Insd)                                      5.250         03/15/19              3,020,518
       2,515  Hempfield, PA Area Sch Dist Westmoreland
              Cnty Ser A (FGIC Insd)                                      5.250         03/15/20              2,760,363
       3,090  Philadelphia, PA Gas Wks Rev 1975 Gen
              Ordinance 17th Ser (FSA Insd)                               5.375         07/01/19              3,370,479
       2,440  Philadelphia, PA Sch Dist Ser A (FSA Insd)                  5.750         02/01/11              2,717,916
       2,000  Radnor Twp, PA Sch Dist (Prerefunded @
              03/15/07)                                                   5.750         03/15/26              2,091,500
                                                                                                       -----------------
                                                                                                             20,985,088
                                                                                                       -----------------

              SOUTH CAROLINA    3.5%
       2,500  Easley, SC Util Rev Impt & Rfdg (FSA Insd)                  5.000         12/01/34              2,645,750
       2,000  Laurens Cnty, SC Sch Dist No. 55 Installment
              Pur Rev                                                     5.250         12/01/30              2,059,380
       2,500  South Carolina Jobs Econ Dev Auth Indl Rev
              Elec & Gas Co Proj Ser A (AMBAC Insd)                       5.200         11/01/27              2,687,800
       3,750  South Carolina Jobs Econ Dev Auth Indl Rev
              Elec & Gas Co Proj Ser B (AMT) (AMBAC Insd)                 5.450         11/01/32              4,003,800
                                                                                                       -----------------
                                                                                                             11,396,730
                                                                                                       -----------------

              SOUTH DAKOTA    0.8%
       2,500  South Dakota St Hlth & Ed Fac Auth Rev Sioux
              Vly Hosp & Hlth Sys Ser A                                   5.250         11/01/34              2,621,000
                                                                                                       -----------------

              TENNESSEE    1.9%
       1,075  Bristol, TN Elect Rev Sys (AMBAC Insd)                      5.000         09/01/29              1,139,188
       1,750  Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev
              CDFI Phase 1 LLC Proj Ser A Rfdg                            5.125         10/01/35              1,741,880
       1,000  Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp
              First Mtg Ser B Impt & Rfdg                                 8.000         07/01/33              1,201,200
       1,500  Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp
              Ser B Impt & Rfdg (MBIA Insd)                               7.750         07/01/29              1,880,730
                                                                                                       -----------------
                                                                                                              5,962,998
                                                                                                       -----------------

              TEXAS    13.0%
       2,350  Austin, TX Ctf Oblig (MBIA Insd) (a)                        5.375         09/01/20              2,568,879
       4,000  Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A
              (AMT) (FSA Insd)                                            5.500         11/01/21              4,337,560
       2,500  Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A
              (AMT) (FGIC Insd)                                           5.750         11/01/30              2,694,300
       4,095  Granbury, TX Indpt Sch Dist Rfdg (PSF Gtd)
              (a) (b)                                                     5.000         08/01/28              4,317,563
       2,000  Harris Cnty, TX Hlth Fac Dev Mem Hermann
              Hlthcare Ser A                                              6.375         06/01/29              2,204,340
       5,000  Houston, TX Arpt Sys Rev Sub Lien Ser A
              (AMT) (FSA Insd)                                            5.125         07/01/32              5,167,100
       6,000  Houston, TX Util Sys Rev First Lien Ser A
              Rfdg (FSA Insd)                                             5.250         05/15/21              6,511,680
         515  Little Elm, TX Indpt Sch Dist (PSF Gtd) (a)                 6.750         08/15/29                525,352
       2,185  Lower CO Riv Auth TX Transmission Contract
              Rev Svc Corp Proj Rfdg (FGIC Insd)                          5.000         05/15/25              2,276,683
       2,000  Lower CO Riv Auth TX Transmission Contract
              Rev Svc Corp Proj Rfdg (FGIC Insd)                          5.000         05/15/33              2,062,200
       1,000  Matagorda Cnty, TX Navig Dist No 1 Rev Coll
              Centerpoint Energy Proj Rfdg                                5.600         03/01/27              1,051,590
       1,500  Metropolitan Hlth Fac Dev Corp TX Wilson N
              Jones Mem Hosp Proj                                         7.250         01/01/31              1,552,545
       5,000  North Cent TX Hlth Fac Dev Hosp Childrens
              Med Ctr Dallas (AMBAC Insd)                                 5.250         08/15/32              5,310,950
       1,000  Trinity Riv Auth TX Rev Tarrant Cnty Wtr
              Proj Impt & Rfdg (MBIA Insd)                                5.500         02/01/21              1,109,420
                                                                                                       -----------------
                                                                                                             41,690,162
                                                                                                       -----------------

              UTAH    0.8%
       2,380  Mountain Regl Wtr Spl Svc Dist Rfdg (MBIA
              Insd)                                                       5.000         12/15/33              2,493,478
                                                                                                       -----------------

              VIRGINIA    0.6%
       1,670  Tobacco Settlement Fin Corp VA Asset Bkd                    5.625         06/01/37              1,763,103
                                                                                                       -----------------

              WASHINGTON    8.8%
       3,750  Chelan Cnty, WA Pub Util Dist No. 001 Cons
              Rev Chelan Hydro Ser A (AMT) (MBIA Insd)                    5.600         01/01/36              4,068,975
       2,500  Energy Northwest WA Elec Rev Proj No 3 Ser A
              Rfdg (FSA Insd)                                             5.500         07/01/18              2,753,900
       5,000  Energy Northwest WA Elec Rev Proj No 3 Ser B
              Rfdg (FSA Insd)                                             6.000         07/01/16              5,734,250
       2,000  Port Seattle, WA Rev Inter Lien Ser A Rfdg
              (MBIA Insd)                                                 5.000         03/01/30              2,109,800
       2,120  Seattle, WA Muni Lt & Pwr Rev                               5.625         12/01/17              2,291,953
       3,000  Spokane, WA Pub Fac Dist Hotel Motel & Sales
              Use Tax (MBIA Insd)                                         5.250         09/01/33              3,191,940
       4,750  Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA Insd)               5.750         01/01/14              5,304,135
       1,500  Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA Insd)               5.500         01/01/12              1,665,255
       1,000  Thurston & Pierce Cntys, WA (FSA Insd)                      5.000         12/01/20              1,065,420
                                                                                                       -----------------
                                                                                                             28,185,628
                                                                                                       -----------------

              WISCONSIN    1.0%
       3,000  Wisconsin St Hlth & Ed Fac Wheaton
              Franciscan Svc Rfdg                                         5.750         08/15/30              3,220,380
                                                                                                       -----------------

              WYOMING    0.3%
       1,000  University WY Univ Rev Fac Impt (FSA Insd)                  5.500         06/01/18              1,098,920
                                                                                                       -----------------

              PUERTO RICO    3.9%
      10,000  Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev
              Ser Y Rfdg (FSA Insd) (d)                                   6.250         07/01/21             12,569,600
                                                                                                       -----------------

TOTAL LONG-TERM INVESTMENTS    161.6%
   (Cost $487,192,121)                                                                                      519,718,941

SHORT-TERM INVESTMENTS    1.1%
   (Cost $3,435,000)                                                                                          3,435,000
                                                                                                       -----------------

TOTAL INVESTMENTS    162.7%
   (Cost $490,627,121)                                                                                      523,153,941

LIABILITIES IN EXCESS OF OTHER ASSETS    (3.5%)                                                            (11,418,093)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (59.2%)                                             (190,250,840)
                                                                                                       -----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                           $321,485,008
                                                                                                       =================

              Percentages are calculated as a percentage of net assets applicable to common shares.

*             Zero coupon bond

(a)           The Trust owns 100% of the bond issuance.

(b)           Securities purchased on a when-issued or delayed delivery basis.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(d) All or a portion of this security has been physically segregated in connection with open futures contracts.

ACA         - American Capital Access
AMBAC       - AMBAC Indemnity Corp.
AMT         - Alternative Minimum Tax
FGIC        - Financial Guaranty Insurance Co.
FSA         - Financial Security Assurance Inc.
LOC         - Letter of Credit
MBIA        - Municipal Bond Investors Assurance Corp.
PSF         - Public School Fund
XLCA        - XL Capital Assurance Inc.

              Future contracts outstanding as of July 31, 2005:

                                                                                          UNREALIZED
                                                                                         APPRECIATION/
                                                                        CONTRACTS        DEPRECIATION
              SHORT CONTRACTS:
              U.S. Treasury Notes 5-Year Futures September 2005
              (Current Notional Value of $107,203 per contract)            908          $   1,436,402
                                                                                        =============

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Advantage Municipal Income Trust

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    ------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005